Income and mining taxes	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income and mining taxes [Text Block]

23. Income and mining taxes

(a) Tax recoveries:

The tax expense (recoveries) is applicable as follows:

	Year ended December 31,
	2022	2021
Current:
Income taxes	$10,940	$25,570
Mining taxes	10,673	20,830
Adjustments in respect of prior years	(704)	-
	20,909	46,400
Deferred:
Income tax expense (recoveries) - origination, revaluation and/or reversal of temporary differences	218	(17,772)

Mining tax expense - origination, revaluation and/or reversal of temporary difference	5,464	4,235
Adjustments in respect of prior years	(1,158)	8,744
	4,524	(4,793)
	$25,433	$41,607

Adjustments in respect of prior years refers to amounts changing due to the filing of tax returns and assessments from government authorities as well as any change identified that would result in a difference to our current or deferred tax balances as reported in the prior fiscal year end.

(b) Deferred tax assets and liabilities as represented on the consolidated balance sheets:

	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax asset	$125,638	$133,584

Deferred income tax liability	(233,730)	(249,638)
Deferred mining tax liability	(17,564)	(12,126)
	(251,294)	(261,764)
Net deferred tax liability balance, end of year	$(125,656)	$(128,180)

(c) Changes in deferred tax assets and liabilities:

	Year ended Dec. 31, 2022	Year ended Dec. 31, 2021
Net deferred tax liability balance, beginning of year	$(128,180)	$(127,534)
Deferred tax (expense) recovery (note 23a)	(4,524)	4,793
OCI transactions	(2,384)	(5,474)
Foreign currency translation on the deferred tax liability	9,432	35
Net deferred tax liability balance, end of year	$(125,656)	$(128,180)

(d) Reconciliation to statutory tax rate:

As a result of its mining operations, the Company is subject to both income and mining taxes. Generally, most expenditures incurred are deductible in computing income tax, whereas mining tax legislation, although based on a measure of profitability from carrying on mining operations, is more restrictive in respect of the deductions permitted in computing income subject to mining tax. These restrictions include costs unrelated to mining operations as well as deductions for financing expenses, such as interest and royalties. In addition, income unrelated to carrying on mining operations is not subject to mining tax.

A reconciliation between tax expense and the product of accounting profit multiplied by the Company's statutory income tax rate for the years ended December 31, 2022 and 2021 is as follows:

	Year ended December 31,
	2022	2021
Statutory tax rate	26.3%	26.4%

Tax expense (recovery) at statutory rate	$25,199	$(53,526)
Effect of:
Deductions related to mining taxes	(3,249)	(5,491)
Adjusted income taxes	21,950	(59,017)
Mining tax expense	15,959	32,034
	37,909	(26,983)

Permanent differences related to:
Capital items	(321)	716
Other income tax permanent differences	3,839	2,775
Impact of remeasurement on decommissioning liability	(38,950)	33,731
Temporary income tax differences not recognized	(509)	4,483
Recognition of previously unrecognized deferred tax assets	(3,943)	-
Impact related to differences in tax rates in foreign operations	15,339	21,201
Impact of changes to statutory tax rates	958	(706)
Foreign exchange on non-monetary items	13,094	4,593
Impact related to tax assessments and tax return amendments	(1,983)	1,797
Tax expense	$25,433	$41,607

(e) Income tax effect of temporary differences - recognized:

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 are as follows:

	Balance sheet
	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax (liability) asset
Property, plant and equipment	$(44,029)	$(40,491)
Pension obligation	2,121	4,369
Other employee benefits	25,395	27,191
Decommissioning and restoration provision	20,454	29,870
Non-capital losses	104,481	93,892
Share issuance and debt cost	6,283	17,984
Deferred revenue	1,195	1,661
Other	9,738	(892)
Deferred income tax asset	125,638	133,584

Deferred income tax liability (asset)
Property, plant and equipment	311,499	322,325
Other employee benefits	(1,024)	(654)
Decommissioning and restoration provision	(8,376)	(9,609)
Non-capital losses	(71,532)	(58,777)
Other	3,163	(3,647)
Deferred income tax liability	233,730	249,638

Deferred income tax liability	$(108,092)	$(116,054)

The above reconciling items are disclosed at the tax rates that apply in the jurisdiction where they have arisen.

(f) Income tax temporary differences - not recognized:

The Company has not recognized a deferred tax asset on $44.5 million of non-capital losses (December 31, 2021 - $23.5 million), $154.6 million of capital losses (December 31, 2021 - $170.8 million) and $255.9 million (December 31, 2021 - $586.8 million) of other deductible temporary differences since the realization of any related tax benefit through future taxable profits is not probable. The capital losses have no expiry dates and the other deductible temporary differences do not expire under current tax legislation.

The Canadian non-capital losses were incurred between 2008 and 2022 and have a twenty-year carry forward period. The United States net operating losses were incurred between 2004 and 2022 and have a twenty-year carry forward period.

(g) Mining tax effect of temporary differences:

The tax effects of temporary differences that give rise to significant portions of the deferred mining tax assets and liabilities at December 31, 2022 and 2021 are as follows:

Canada	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment	$(4,996)	$(278)

Peru	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment	$(12,568)	$(11,848)

For the year ended December 31, 2022, Hudbay had unrecognized deferred mining tax assets of approximately $10,198 (December 31, 2021 - $18,159).

(h) Unrecognized taxable temporary differences associated with investments:

There are no taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, for which a deferred tax liability has not been recognized.

(i) Taxes receivable/payable:

The timing of payments results in significant variances in period-to-period comparisons of the tax receivable and tax payable balances.

(j) Other disclosure:

The tax rules and regulations applicable to mining companies are highly complex and subject to interpretation. The Company may be subject in the future to a review of its historic income and other tax filings and, in connection with such reviews, disputes can arise with tax authorities over the interpretation or application of certain tax rules and regulations in respect of the Company's business. These reviews may alter the timing or amount of taxable income or deductions. The amount ultimately reassessed upon resolution of issues raised may differ from the amount accrued.